Intangible Assets - Navios Partners (Table) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
INTANGIBLE ASSETS [Abstract]
Favorable lease terms - Cost	$ 83,716	$ 83,716	$ 83,716
Favorable lease terms - Accumulated amortization	(79,967)	(79,384)	(75,636)
Additions - Accumulated Amortization	(583)	(3,748)
Favorable lease terms - Net Book Value	3,749	4,332	$ 8,080
Additions - Net Book Value	$ (583)	$ (3,748)